Income Taxes - Reconciliation Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Beginning balance	$ 2,067	$ 772
Additions for tax positions related to current year	932	1,122
Additions for tax positions related to prior years	238	173
Lapse of statute of limitations	(30)
Ending balance	3,207	2,067
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Income Tax [Line Items]
Beginning balance	2,067	772
Additions for tax positions related to current year	932	1,122
Additions for tax positions related to prior years	238	173
Lapse of statute of limitations	(30)
Ending balance	$ 3,207	$ 2,067